Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

Hongli Group Inc. (the “Company”) was incorporated in Cayman Islands as an exempted company with limited liability on February 9, 2021. The Company, its subsidiaries, its consolidated Variable Interest Entity (the “VIE”) and its subsidiaries (collectively referred to as the “Group”) are principally engaged in manufacturing and selling of customized steel profiles in the People’s Republic of China (“PRC” or “China”) and overseas market.

As of December 31, 2025, details of the Company’s subsidiaries, VIE and its subsidiaries are as follows:

Name	Date of Incorporation	Place of incorporation	Equity interest attributed to the Group	Principal activities
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong	100%	Investment holding
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	PRC	100%	Consulting service
VIE and its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC	100%	Manufacturing and selling of customized steel profiles
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC	100%	No operations
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC	97%	No operations
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) (3)	February 4, 2021	PRC	70%	No operations

(1)	Wholly owned subsidiary of Hongli Shandong.

(2)	Haozhen Shandong was jointly established by Hongli Shandong and Shengda Technology Co. Ltd, with Shengda Technology Co. Ltd holding a 30 % ownership interest in Haozhen Shandong. As of December 31, 2025, Haozhen Shandong has not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.

(3)	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of December 31, 2025, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.

The VIE Arrangements

The Company consolidates VIE and its subsidiaries as variable interest entities and referred to them as “the VIEs” in the Company’s consolidated financial statements. Under PRC laws and regulations, foreign individuals and entities face restrictions on direct investment in certain industries within China. Although the business operations of the VIEs do not fall into any categories that are expressly prohibited from foreign investment, the Company conducts the operation through the VIE to circumvent the substantial costs and time associated with obtaining regulatory approvals for the foreign investment.

The Company, through its wholly owned subsidiary in China, WFOE has entered into the following contractual arrangement with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities and cash flows in the Company’s consolidated financial statements.

Agreements that provide the Company with effective control over the VIEs include:

Exclusive Option Agreement: Pursuant to the exclusive option agreement among Hongli HK, Hongli Shandong and the shareholders of Hongli Shandong (“VIE shareholders”), the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee an exclusive option to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs at nominal consideration which decided by the WFOE or the lowest consideration permitted by PRC laws and regulations under the circumstances where the WFOE or its designee is permitted under PRC laws and regulations to own all or part of the equity interests of VIEs. The WFOE has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests.

Voting Rights Proxy Agreement & Irrevocable Power of Attorney: The VIE shareholders executed voting rights proxy agreement, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders meeting of VIEs and execute relevant shareholders resolutions; (ii) exercise on his behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, (iv) assign the shareholding rights to VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation. The agreement will remain in effect unless the WFOE terminates the agreement by giving a written notice.

Spousal Consent Letter: Pursuant to the spousal consent letter executed by the spouse of certain shareholders of VIEs, each of such spouse unconditionally and irrevocably agreed to the execution of exclusive service agreement, exclusive option agreement, voting rights proxy agreement and irrevocable power of attorney and equity pledge agreement described above by the applicable shareholder. They further undertake not to make any assertions in connection with the equity interests of the VIEs held by the applicable shareholder, and confirm that the shareholder can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from such spouse. The spouse of each applicable shareholder agrees and undertakes that if he/she obtains any equity interests of the VIEs held by the applicable shareholder for any reasons, he/she would be bound by the transaction documents described above and the amended and restated exclusive service agreement between WFOE and our VIEs. The valid term of spousal consent letter is same as the term of the exclusive option agreement.

Equity Pledge Agreement: The VIE shareholders agreed to pledge their equity interest in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIE shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Services Agreement: Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In exchange, the VIEs pay annual service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion based on the services provided and the operation conditions of VIEs.

The Voting Rights Proxy Agreement and Irrevocable Power of Attorney have conveyed all shareholder rights held by the VIE shareholders to the WFOE or any person designated by the WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs’ businesses, and to approve significant transactions of the VIEs. In addition, the Exclusive Option Agreement provides the WFOE with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIEs. The Equity Pledge Agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Services Agreement Agreement).

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;

●	limit the Group’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following information of the VIE and VIE’s subsidiaries as a whole as of December 31, 2025 and 2024 were included in the accompanying consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2025	2024
	US$	US$
Assets
Current assets:
Cash and cash equivalents	1,762,954	857,212
Restricted cash	74,018	15,070
Accounts receivable, net	9,273,016	5,809,374
Notes receivable	1,041,185	522,331
Inventories	2,463,460	2,674,001
Due from parent company	981,294	940,130
Due from related parties	356,556	-
Prepayments and other current assets	1,064,084	2,004,889
Total current assets	17,016,567	12,823,007

Non-current assets
Property, plant and equipment, net	12,292,214	10,385,742
Prepayments for purchase of Yingxuan Assets	4,951,021	5,339,093
Intangible assets, net	4,498,986	4,432,403
Deferred tax assets, net	47,781	40,773
Total Assets	38,806,569	33,021,018

Liabilities
Current liabilities
Short-term loans	11,515,024	6,079,252
Accounts payable	1,876,141	1,380,201
Due to related parties	4,207	21,246
Income tax payable	174,598	34,427
Accrued expenses and other payables	739,532	638,610
Total current liabilities	14,309,502	8,153,736

Non-current liabilities
Long-term bank loans	-	3,305,209
Due to related parties	8,237,172	7,906,642
Total Liabilities	22,546,674	19,365,587
Net Assets	16,259,895	13,655,431

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenue, net	19,600,691	14,105,620	15,997,954
Gross profit	6,378,880	4,519,747	5,245,840
Income from operations	2,597,220	606,308	1,101,095
Net income	1,952,276	146,528	780,491

The revenue-producing assets held by the VIE and its subsidiaries comprise 100% of the Company’s long-lived assets, which mainly consisted of property, plant, equipment, and intangible assets, including land use rights. The VIE and its subsidiaries contributed 100% of the Company’s consolidated revenues for the years ended December 31, 2025, 2024 and 2023.

Initial Public Offering

On March 31, 2023, the Company closed its initial public offering of 2,062,500 ordinary shares (the “Ordinary Shares”) at a public offering price of $4.00 per share for total gross proceeds of $8.25 million before deducting underwriting discounts and offering expenses. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 309,375 Ordinary Shares at the public offering price. On May 2, 2023, the underwriter exercised the over-allotment option in full for total gross proceeds of $1,237,500 before deducting underwriting discounts and commissions. The Company’s Ordinary Shares began trading on the Nasdaq Capital Market under the symbol “HLP” since March 29, 2023.